Parent Company Information - Summary of Condensed Statements Of Cash Flows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Operating activities
Net income	₩ 4,563,431	$ 3,534,886	₩ 3,931,401	[1]	₩ 4,384,381	[2]
Reconciliation of net income to net cash provided by operating activities:
Net cash inflow (outflow) from operating activities	4,108,816	3,182,735	4,760,492		(2,025,390)
Investing activities
Other investing activities, net	(496,252)	(384,402)	(19,166)		75,105
Net cash outflow from investing activities	(3,519,492)	(2,726,239)	(19,635,879)		(3,856,014)
Financing activities
Increases in debentures	83,777,490	64,894,994	107,607,314		121,767,039
Issuance of hybrid securities	598,552	463,645	1,596,030		1,142,233
Other financing activities	(546,580)	(423,386)	694,472		(65,826)
Net cash inflow from financing activities	(1,239,069)	(959,795)	15,179,824		10,821,398
Net increase (decrease) in cash and cash equivalents	(708,210)	(548,587)	501,636		5,181,538
Increase in beginning balance of cash and cash equivalents	26,534,798	20,554,155	25,273,273		20,091,735
Increase in ending balance of cash and cash equivalents	25,826,588	$ 20,005,568	26,534,798		25,273,273
Parent Company
Operating activities
Net income	2,121,244		1,684,512		1,438,866
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net	(66,265)		7,807		(92,785)
Net cash inflow (outflow) from operating activities	2,054,979		1,692,319		1,346,081
Investing activities
Net payments from (to) subsidiaries	27,539				(219,268)
Other investing activities, net	103,294		(1,409,500)		(39,477)
Net cash outflow from investing activities	130,833		(1,409,500)		(258,745)
Financing activities
Net increase (decrease) in borrowings	100,000				(100,000)
Increases in debentures			498,898		389,405
Repayments of debentures and lease liabilities	(1,090,617)		(1,100,584)		(970,535)
Issuance of hybrid securities	598,537		1,596,000		1,142,203
Cash dividends paid	(1,336,815)		(1,564,153)		(1,053,417)
Acquisition of treasury shares	(571,745)
Other financing activities	109
Net cash inflow from financing activities	(2,300,531)		(569,839)		(592,344)
Net increase (decrease) in cash and cash equivalents	(114,719)		(287,020)		494,992
Increase in beginning balance of cash and cash equivalents	231,053		518,073		23,081
Increase in ending balance of cash and cash equivalents	₩ 116,334		₩ 231,053		₩ 518,073

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.